Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Membership Interests [Abstract]
MEMBERSHIP INTERESTS
7. MEMBERSHIP INTERESTS
Contributions
We received $106 million in cash capital contributions from our members on October 24, 2022. In the nine months ended September 30, 2022, we received the following cash capital contributions from our members:

Receipt Date	Amount
February 17, 2022	$106
April 26, 2022	$106
July 26, 2022	$106
Distributions
The Sempra Order and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed the PUCT’s authorized debt-to-equity
ratio. Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). At September 30, 2022, our regulatory capitalization was 53.9% debt to 46.1% equity and as a result we had $1.318 billion available to distribute to our members.
The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction.

On October 25, 2022, our board of directors declared a cash distribution of $106 million, which was paid to our members on October 26, 2022. In the nine months ended September 30, 2022, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

February 18, 2022	February 18, 2022	$106
April 27, 2022	April 28, 2022	$106
July 27, 2022	July 28, 2022	$106
Membership Interests
The following tables present the changes to membership interests during the three and nine months ended September 30, 2022 and 2021, net of tax:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at June 30, 2022	$13,142	$(128)	$13,014
Net income	318	—	318
Capital contributions	106	—	106
Distributions	(106)	—	(106)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2022	$13,460	$(126)	$13,334

Balance at June 30, 2021	$12,353	$(146)	$12,207
Net income	258	—	258
Capital contributions	62	—	62
Distributions	(546)	—	(546)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2021	$12,127	$(144)	$11,983

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2021	$12,719	$(131)	$12,588
Net income	741	—	741
Capital contributions	318	—	318
Distributions	(318)	—	(318)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	3	3

Balance at September 30, 2022	$13,460	$(126)	$13,334

Balance at December 31, 2020	$12,083	$(151)	$11,932
Net income	595	—	595
Capital contributions	188	—	188
Distributions	(739)	—	(739)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	5	5

Balance at September 30, 2021	$12,127	$(144)	$11,983

Accumulated Other Comprehensive Income (Loss) (AOCI)
The following table presents the changes to AOCI for the nine months ended September 30, 2022 and 2021, net of tax:

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Total Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2021	$(36)	$(95)	$(131)
Defined benefit pension plans	—	3	3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2022	$(34)	$(92)	$(126)

Balance at December 31, 2020	$(39)	$(112)	$(151)
Defined benefit pension plans	—	5	5
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2021	$(37)	$(107)	$(144)

8. MEMBERSHIP INTERESTS
Contributions
On February 17, 2022, we received cash capital contributions from our members totaling $106 million. During 2021, we received the following cash capital contributions from our members.

Receipt Date	Amount
February 16, 2021	$63
April 27, 2021	$63
July 27, 2021	$62
October 26, 2021	$67
December 22, 2021	$450
Distributions
Distributions are limited by the requirement to maintain our regulatory capital structure at or below the debt-to-equity
ratio established periodically by the PUCT for ratemaking purposes. The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction.
The PUCT order issued in the Sempra Acquisition and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed the

PUCT’s authorized
debt-to-equity
ratio. Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). At December 31, 2021, our regulatory capitalization was 53.1% debt to 46.9% equity, and as a result we had $1.463 billion available to distribute to our members.
On February 18, 2022, our board of directors declared a cash distribution of $
106
 million, which was paid to our members on February 18, 2022. During 2021, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

February 17, 2021	February 18, 2021	$96
April 28, 2021	April 29, 2021	$96
July 28, 2021	July 29, 2021	$546
October 27, 2021	October 28, 2021	$101
Accumulated Other Comprehensive Income (Loss) (AOCI)
The following table presents the changes to AOCI for the years ended December 31, 2021, 2020 and 2019 net of tax.

	Cash Flow Hedges —Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	—	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	2	—	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	—	(4)

Balance at December 31, 2019	$(18)	$(121)	$(139)

Defined benefit pension plans	—	9	9
Cash flow hedges—net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	—	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Balance at December 31, 2020	$(39)	$(112)	$(151)

Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	3	—	3

Balance at December 31, 2021	$(36)	$(95)	$(131)